Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Schedule of accounts receivable, net
	As of March 31,
	2021	2022
	$	$

Accounts receivable	973	2,311
Less: allowance for expected credit losses	-	(51)

Total accounts receivable, net	973	2,260

Schedule of movements of the expected credit loss provision
	Year ended March 31,
	2020	2021	2022
	$	$	$

At beginning of year	-	-	-
Provision for the year	-	-	51

At end of year	-	-	51